UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                  (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Fund

Schedule of Investments
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 87.18%

Consumer Discretionary - 21.03%
*	Amazon.com, Inc.	1,100	$1,064,800
	Dunkin' Brands Group, Inc.	10,000	551,200
	Nordstrom, Inc.	15,000	717,450
	Office Depot, Inc.	1,600	9,024
	Staples, Inc.	60,000	604,200
†	Starbucks Corp.	18,700	1,090,397
	Target Corp.	15,000	784,350
†	The Gap, Inc.	30,000	659,700
†	The Walt Disney Co.	10,000	1,062,500
	Yum! Brands, Inc.	10,000	737,600
			7,281,221
Consumer Staples - 8.68%
µ	Anheuser-Busch InBev SA NV	10,000	1,103,600
	The Hershey Co.	9,600	1,030,752
	The Procter & Gamble Co.	10,000	871,500
			3,005,852
Energy - 5.45%
†	Exxon Mobil Corp.	13,200	1,065,636
*	Transocean Ltd.	100,000	823,000
			1,888,636
Financials - 8.95%
	American Express Co.	15,000	1,263,600
†	Bank of America Corp.	30,000	727,800
†	Wells Fargo & Co.	20,000	1,108,200
			3,099,600
Health Care - 16.11%
	Amgen, Inc.	6,600	1,136,718
	Bristol-Myers Squibb Co.	27,000	1,504,440
	Eli Lilly & Co.	12,200	1,004,060
*	Laboratory Corp of America Holdings	6,000	924,840
	Pfizer, Inc.	30,000	1,007,700
			5,577,758
Industrials - 8.43%
	Emerson Electric Co.	18,000	1,073,160
*†	Stericycle, Inc.	12,000	915,840
	The Boeing Co.	4,700	929,425
			2,918,425
Information Technology - 11.83%
	Apple, Inc.	8,000	1,152,160
	Corning, Inc.	26,000	781,300
*	Facebook, Inc.	7,000	1,056,860
	QUALCOMM, Inc.	20,000	1,104,400
			4,094,720
			(Continued)

	The Hillman Fund

	Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017
		Shares	Value (Note 1)

	COMMON STOCKS - Continued

	Materials - 2.83%
	† Compass Minerals International, Inc.	15,000	$979,500

	Telecommunication Services - 3.87%
	Verizon Communications, Inc.	30,000	1,339,800

	Total Common Stocks (Cost $27,255,831)		30,185,512

	EXCHANGE-TRADED FUND - 4.54%
	* ProShares Short 20+ Year Treasury	70,000	1,573,600

	Total Exchange-Traded Fund (Cost $1,599,451)		1,573,600

	SHORT-TERM INVESTMENT - 5.52%
	§ Money Market Fiduciary Portfolio, 0.01%	1,912,977	1,912,977

	Total Short-Term Investment (Cost $1,912,977)		1,912,977

Total Value of Investments (Cost $30,768,259) (a) - 97.24%			$33,672,089

Options Written (Premiums Received $162,497) (a) - (0.61)%			(210,910)

	Other Assets Less Liabilities - 3.37%		1,165,487

	Net Assets - 100%		$34,626,666

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of this security is held as collateral for options written.
µ	American Depositary Receipt

The following acronym or abbreviation is used in this portfolio:
	NV - Netherlands security

			(Continued)

The Hillman Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of June 30, 2017
		Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

OPTIONS WRITTEN - 0.61%

CALL OPTIONS WRITTEN - 0.07%
*	Corning, Inc.	260	$30.00	7/21/2017	$14,430
*	Facebook, Inc.	70	155.00	7/21/2017	9,275
*	The Hershey Co.	48	115.00	7/21/2017	1,272

	Total Call Options Written (Premiums Received $46,626)				24,977

PUT OPTIONS WRITTEN - 0.54%
*	Emerson Electric Co.	180	57.50	7/21/2017	6,300
*	Facebook, Inc.	70	145.00	7/21/2017	6,440
*	General Electric Co.	420	28.50	7/21/2017	63,630
*	Mondelez International, Inc.	260	46.00	7/21/2017	74,880
*	Nordstrom, Inc.	150	45.00	8/18/2017	23,625
*	Raytheon Co.	76	160.00	7/21/2017	11,058

	Total Put Options Written (Premiums Received $115,871)				185,933

Total Options Written (Premiums Received $162,497)					$210,910

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					$4,218,652
Aggregate gross unrealized depreciation					(1,363,235)

	Net unrealized appreciation				$2,855,417

	Summary of Investments
		% of Net
	by Sector	Assets		Value
	Consumer Discretionary	21.03%		$7,281,221
	Consumer Staples	8.68%		3,005,852
	Energy	5.45%		1,888,636
	Financials	8.95%		3,099,600
	Health Care	16.11%		5,577,758
	Industrials	8.43%		2,918,425
	Information Technology	11.83%		4,094,720
	Materials	2.83%		979,500
	Telecommunication Services	3.87%		1,339,800
	Exchange-Traded Fund	4.54%		1,573,600
	Short-Term Investment	5.52%		1,912,977
	Call Options Written	-0.07%		(24,977)
	Put Options Written	-0.54%		(185,933)
	Other Assets Less Liabilities	3.37%		1,165,487
	Total Net Assets	100.00%		$34,626,666

					(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the mean between their bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2017

Note 1 - Investment Valuation - Continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$30,185,512	$30,185,512	$-	$-
Exchange-Traded Fund	1,573,600	1,573,600	-	-
Short-Term Investment	1,912,977	1,912,977	-	-
Total Assets	$33,672,089	$33,672,089	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$24,977	$-	$24,977	$-
Put Options Written	185,933	-	185,933	-
Total Liabilities	$210,910	$-	$210,910	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 28, 2017	Mark A. Hillman President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 28, 2017	Mark A. Hillman President and Principal Executive Officer

By: (Signature and Title)	/s/ C. Frank Watson, III
Date: August 28, 2017	C. Frank Watson III Treasurer and Principal Financial Officer